S000022088 [Member] Expense Example - Moderately Aggressive Allocation Fund - Moderately Aggressive Allocation Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 108
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	585
Expense Example, with Redemption, 10 Years	$ 1,294